Other financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Other Financial Assets And Liabilities
Restricted cash non current	$ 9	$ 13
Derivative financial instruments current	419	53
Derivative financial instruments non current	284	15
Investments in equity securities non current	57	54
Loans - Related parties current	76
Loans - Related parties noncurrent	74	149
Total other financial assets current	495	53
Total other financial assets non current	424	231
Derivative financial instruments current	116	197
Derivative financial instruments non current	112	428
Other financial liabilities related parties current	193	291
Liabilities related to the concession grants current	539	467
Liabilities related to the concession grant non current	2,092	1,887
Other financial liabilities current	197	317
Other financial liabilities noncurrent		32
Total other financial liabilities current	1,045	1,272
Total other financial liabilities non current	$ 2,204	$ 2,347